Pension obligations - Schedule of movement in the net defined benefit obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan, beginning balance	$ 3,543	$ 2,684
Current service cost	1,080	960
Impact of plan changes	651
Interest cost / (income)	7	6
Defined benefit plan costs	(436)	(966)	$ (462)
Employee contributions	0	0
Employer contributions	(801)	(690)
Transfers from joiners' previous plans	0	0
Increase (decrease) through changes other than recognized in profit (loss) or remeasurement, net defined benefit liability (asset)	801	690
Exchange differences	(113)	278
Change in financial assumptions	310
Other actuarial losses	978	775
Plan asset gains	(81)	(10)
Change in demographic assumptions		(460)
Exchange differences	587	305
Defined benefit plan, ending balance	3,652	3,543	2,684
Present value of obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan, beginning balance	11,809	7,880
Current service cost	1,080	960
Impact of plan changes	651
Interest cost / (income)	23	17
Defined benefit plan costs	(452)	(977)
Employee contributions	404	348
Employer contributions	0	0
Transfers from joiners' previous plans	1,968	1,451
Increase (decrease) through changes other than recognized in profit (loss) or remeasurement, net defined benefit liability (asset)	(2,372)	(1,799)
Exchange differences	(382)	838
Change in financial assumptions	310
Other actuarial losses	978	775
Plan asset gains	0	0
Change in demographic assumptions		(460)
Exchange differences	668	315
Defined benefit plan, ending balance	14,919	11,809	7,880
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan, beginning balance	8,266	5,196
Current service cost	0	0
Impact of plan changes	0
Interest cost / (income)	16	11
Defined benefit plan costs	(16)	(11)
Employee contributions	404	348
Employer contributions	801	690
Transfers from joiners' previous plans	1,968	1,451
Increase (decrease) through changes other than recognized in profit (loss) or remeasurement, net defined benefit liability (asset)	(3,173)	(2,489)
Exchange differences	(269)	560
Change in financial assumptions	0
Other actuarial losses	0	0
Plan asset gains	81	10
Change in demographic assumptions		0
Exchange differences	81	10
Defined benefit plan, ending balance	$ 11,267	$ 8,266	$ 5,196